financial instruments - Contract assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Contract assets	$ 850	$ 1,238	$ 1,475
Cost/Gross amount
Credit risk
Contract assets	892	1,295
Allowance for doubtful accounts
Credit risk
Contract assets	(42)	(57)
The 12-month period ending one year hence
Credit risk
Contract assets	582	910
The 12-month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	611	952
The 12-month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(29)	(42)
The 12-month period ending two years hence
Credit risk
Contract assets	253	308
The 12-month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	265	322
The 12-month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(12)	(14)
Thereafter
Credit risk
Contract assets	15	20
Thereafter | Cost/Gross amount
Credit risk
Contract assets	16	21
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)	$ (1)